Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 7,149,860	$ 6,783,999	$ 7,217,847
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,140,753	1,149,029	1,181,257
Amortization of intangibles	0	76,955	184,691
Amortization of premiums and accretion of discounts on investment securities, net	717,749	850,887	1,264,464
Stock compensation expense		119,834	123,702
Provision for loan losses	2,204,366	1,545,797	2,995,426
Gain on sale of securities	(423,388)	(459,934)	(715,223)
Federal Home Loan Bank stock dividends	(11,400)	(13,100)	(15,800)
Deferred income tax benefit	(850,100)	(536,374)	(572,140)
Excess tax benefit	(14,566)	(12,167)	(17,347)
Net writedown on other real estate owned	276,400	309,797	265,876
Decrease (increase) in accrued interest receivable	533,815	(220,484)	377,843
Increase in cash surrender value life insurance	(1,017,032)	(809,867)	(846,763)
Decrease in accrued interest payable	(121,959)	(50,902)	(166,507)
Increase in deferred compensation liability	802,286	831,727	755,866
Net change in other operating assets and liabilities	824,044	1,522,053	(245,152)
Net cash provided by operating activities	11,210,828	11,087,250	11,788,040
Cash flows from investing activities
Proceeds from maturities of securities available-for-sale	81,916,607	256,825,697	192,942,469
Proceeds from sales of securities available-for-sale	41,974,017	5,583,382	19,864,689
Purchases of investment securities available-for-sale	(142,276,646)	(313,234,435)	(253,327,354)
Purchases of bank premises, furniture, fixtures and equipment	(338,615)	(295,878)	(708,222)
Proceeds from sale of other real estate owned	2,091,610	1,574,051	687,095
Net (increase) decrease in interest bearing deposits with other banks	15,544,647	(12,238,226)	(2,834,933)
Proceeds from redemption of Federal Home Loan Bank Stock	1,052,000	442,800	908,700
Purchases of Federal Home Loan Bank Stock	(438,600)	(282,700)	(108,000)
Net (increase) decrease in loans	(25,809,560)	17,400,787	27,167,350
Net cash used by investing activities	(26,284,540)	(44,224,522)	(15,408,206)
Cash flows from financing activities
Net increase in deposits	12,080,458	70,211,203	34,908,412
Net increase (decrease) in federal funds purchased	27,500,000		(2,500,000)
Net change in securities sold under agreement to repurchase	9,114,016	(46,913,668)	9,736,996
Proceeds from exercise of stock options	128,950	257,425	63,385
Excess tax benefit on stock option exercises	14,566	12,167	17,347
Dividends paid to stockholders	(4,285,371)	(4,276,282)	(4,261,652)
Federal Home Loan Bank advance proceeds	10,000,000
Federal Home Loan Bank advance payments	(45,000,000)		(15,900,000)
Net cash provided by financing activities	9,552,619	19,290,845	22,064,488
Net (decrease) increase in cash and due from banks	(5,521,093)	(13,846,427)	18,444,322
Cash and due from banks, beginning of year	21,561,288	35,407,715	16,963,393
Cash and due from banks, end of year	16,040,195	21,561,288	35,407,715
Supplemental disclosures of cash flow information
Cash paid for Interest	4,202,416	5,760,923	6,808,600
Income taxes	2,357,215	2,442,092	3,012,862
Noncash disclosures
Real estate acquired by foreclosure	$ 1,436,923	$ 1,697,450	$ 2,753,415